Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG DIVIDEND ETF
NUVEEN ESG LARGE‑CAP ETF
NUVEEN ESG LARGE‑CAP GROWTH ETF
NUVEEN ESG LARGE‑CAP VALUE ETF
NUVEEN ESG MID‑CAP GROWTH ETF
NUVEEN ESG MID‑CAP VALUE ETF
NUVEEN ESG SMALL‑CAP ETF
(each, a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED MAY 1, 2024
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES
DATED FEBRUARY 29, 2024
Effective immediately, the name of each Fund’s Index (each, an “Index”) will change as follows:

Fund Name	Index – Former Name	Index – New Name
Nuveen ESG Dividend ETF	TIAA ESG USA High Dividend Yield Index	Nuveen ESG USA High Dividend Yield Index
Nuveen ESG Large‑Cap ETF	TIAA ESG USA Large‑Cap Index	Nuveen ESG USA Large‑Cap Index
Nuveen ESG Large‑Cap Growth ETF	TIAA ESG USA Large‑Cap Growth Index	Nuveen ESG USA Large‑Cap Growth Index
Nuveen ESG Large‑Cap Value ETF	TIAA ESG USA Large‑Cap Value Index	Nuveen ESG USA Large‑Cap Value Index
Nuveen ESG Mid‑Cap Growth ETF	TIAA ESG USA Mid‑Cap Growth Index	Nuveen ESG USA Mid‑Cap Growth Index
Nuveen ESG Mid‑Cap Value ETF	TIAA ESG USA Mid‑Cap Value Index	Nuveen ESG USA Mid‑Cap Value Index
Nuveen ESG Small‑Cap ETF	TIAA ESG USA Small‑Cap Index	Nuveen ESG USA Small‑Cap Index
Accordingly, any reference to an Index’s former name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Index’s new name. The change to the name of each Index reflects an administrative change and will not result in any change to an Index’s methodology. Further, the change to the name of an Index will have no impact on a Fund’s investment objective, principal investment strategy, or fees and expenses.
NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF
NUVEEN ESG EMERGING MARKETS EQUITY ETF
(each, a “Fund” and, together, the “Funds”)
SUPPLEMENT DATED MAY 1, 2024
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES
DATED FEBRUARY 29, 2024
Effective immediately, the name of each Fund’s Index (each, an “Index”) will change as follows:

Fund Name	Index – Former Name	Index – New Name
Nuveen ESG International Developed Markets Equity ETF	TIAA ESG International Developed Markets Equity Index	Nuveen ESG International Developed Markets Equity Index
Nuveen ESG Emerging Markets Equity ETF	TIAA ESG Emerging Markets Equity Index	Nuveen ESG Emerging Markets Equity Index
Accordingly, any reference to an Index’s former name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Index’s new name. The change to the name of each Index reflects an administrative change and will not result in any change to an Index’s methodology. Further, the change to the name of an Index will have no impact on a Fund’s investment objective, principal investment strategy, or fees and expenses.

Nuveen ESG Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG DIVIDEND ETF
(each, a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED MAY 1, 2024
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES
DATED FEBRUARY 29, 2024
Effective immediately, the name of each Fund’s Index (each, an “Index”) will change as follows:

Fund Name	Index – Former Name	Index – New Name
Nuveen ESG Dividend ETF	TIAA ESG USA High Dividend Yield Index	Nuveen ESG USA High Dividend Yield Index
Nuveen ESG Large‑Cap ETF	TIAA ESG USA Large‑Cap Index	Nuveen ESG USA Large‑Cap Index
Nuveen ESG Large‑Cap Growth ETF	TIAA ESG USA Large‑Cap Growth Index	Nuveen ESG USA Large‑Cap Growth Index
Nuveen ESG Large‑Cap Value ETF	TIAA ESG USA Large‑Cap Value Index	Nuveen ESG USA Large‑Cap Value Index
Nuveen ESG Mid‑Cap Growth ETF	TIAA ESG USA Mid‑Cap Growth Index	Nuveen ESG USA Mid‑Cap Growth Index
Nuveen ESG Mid‑Cap Value ETF	TIAA ESG USA Mid‑Cap Value Index	Nuveen ESG USA Mid‑Cap Value Index
Nuveen ESG Small‑Cap ETF	TIAA ESG USA Small‑Cap Index	Nuveen ESG USA Small‑Cap Index
Accordingly, any reference to an Index’s former name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Index’s new name. The change to the name of each Index reflects an administrative change and will not result in any change to an Index’s methodology. Further, the change to the name of an Index will have no impact on a Fund’s investment objective, principal investment strategy, or fees and expenses.

Nuveen ESG Large-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG LARGE‑CAP ETF
(each, a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED MAY 1, 2024
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES
DATED FEBRUARY 29, 2024
Effective immediately, the name of each Fund’s Index (each, an “Index”) will change as follows:

Fund Name	Index – Former Name	Index – New Name
Nuveen ESG Dividend ETF	TIAA ESG USA High Dividend Yield Index	Nuveen ESG USA High Dividend Yield Index
Nuveen ESG Large‑Cap ETF	TIAA ESG USA Large‑Cap Index	Nuveen ESG USA Large‑Cap Index
Nuveen ESG Large‑Cap Growth ETF	TIAA ESG USA Large‑Cap Growth Index	Nuveen ESG USA Large‑Cap Growth Index
Nuveen ESG Large‑Cap Value ETF	TIAA ESG USA Large‑Cap Value Index	Nuveen ESG USA Large‑Cap Value Index
Nuveen ESG Mid‑Cap Growth ETF	TIAA ESG USA Mid‑Cap Growth Index	Nuveen ESG USA Mid‑Cap Growth Index
Nuveen ESG Mid‑Cap Value ETF	TIAA ESG USA Mid‑Cap Value Index	Nuveen ESG USA Mid‑Cap Value Index
Nuveen ESG Small‑Cap ETF	TIAA ESG USA Small‑Cap Index	Nuveen ESG USA Small‑Cap Index
Accordingly, any reference to an Index’s former name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Index’s new name. The change to the name of each Index reflects an administrative change and will not result in any change to an Index’s methodology. Further, the change to the name of an Index will have no impact on a Fund’s investment objective, principal investment strategy, or fees and expenses.

Nuveen ESG Large-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG LARGE‑CAP GROWTH ETF
(each, a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED MAY 1, 2024
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES
DATED FEBRUARY 29, 2024
Effective immediately, the name of each Fund’s Index (each, an “Index”) will change as follows:

Fund Name	Index – Former Name	Index – New Name
Nuveen ESG Dividend ETF	TIAA ESG USA High Dividend Yield Index	Nuveen ESG USA High Dividend Yield Index
Nuveen ESG Large‑Cap ETF	TIAA ESG USA Large‑Cap Index	Nuveen ESG USA Large‑Cap Index
Nuveen ESG Large‑Cap Growth ETF	TIAA ESG USA Large‑Cap Growth Index	Nuveen ESG USA Large‑Cap Growth Index
Nuveen ESG Large‑Cap Value ETF	TIAA ESG USA Large‑Cap Value Index	Nuveen ESG USA Large‑Cap Value Index
Nuveen ESG Mid‑Cap Growth ETF	TIAA ESG USA Mid‑Cap Growth Index	Nuveen ESG USA Mid‑Cap Growth Index
Nuveen ESG Mid‑Cap Value ETF	TIAA ESG USA Mid‑Cap Value Index	Nuveen ESG USA Mid‑Cap Value Index
Nuveen ESG Small‑Cap ETF	TIAA ESG USA Small‑Cap Index	Nuveen ESG USA Small‑Cap Index
Accordingly, any reference to an Index’s former name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Index’s new name. The change to the name of each Index reflects an administrative change and will not result in any change to an Index’s methodology. Further, the change to the name of an Index will have no impact on a Fund’s investment objective, principal investment strategy, or fees and expenses.

Nuveen ESG Large-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG LARGE‑CAP VALUE ETF
(each, a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED MAY 1, 2024
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES
DATED FEBRUARY 29, 2024
Effective immediately, the name of each Fund’s Index (each, an “Index”) will change as follows:

Fund Name	Index – Former Name	Index – New Name
Nuveen ESG Dividend ETF	TIAA ESG USA High Dividend Yield Index	Nuveen ESG USA High Dividend Yield Index
Nuveen ESG Large‑Cap ETF	TIAA ESG USA Large‑Cap Index	Nuveen ESG USA Large‑Cap Index
Nuveen ESG Large‑Cap Growth ETF	TIAA ESG USA Large‑Cap Growth Index	Nuveen ESG USA Large‑Cap Growth Index
Nuveen ESG Large‑Cap Value ETF	TIAA ESG USA Large‑Cap Value Index	Nuveen ESG USA Large‑Cap Value Index
Nuveen ESG Mid‑Cap Growth ETF	TIAA ESG USA Mid‑Cap Growth Index	Nuveen ESG USA Mid‑Cap Growth Index
Nuveen ESG Mid‑Cap Value ETF	TIAA ESG USA Mid‑Cap Value Index	Nuveen ESG USA Mid‑Cap Value Index
Nuveen ESG Small‑Cap ETF	TIAA ESG USA Small‑Cap Index	Nuveen ESG USA Small‑Cap Index
Accordingly, any reference to an Index’s former name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Index’s new name. The change to the name of each Index reflects an administrative change and will not result in any change to an Index’s methodology. Further, the change to the name of an Index will have no impact on a Fund’s investment objective, principal investment strategy, or fees and expenses.

Nuveen ESG Mid-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG MID‑CAP GROWTH ETF
(each, a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED MAY 1, 2024
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES
DATED FEBRUARY 29, 2024
Effective immediately, the name of each Fund’s Index (each, an “Index”) will change as follows:

Fund Name	Index – Former Name	Index – New Name
Nuveen ESG Dividend ETF	TIAA ESG USA High Dividend Yield Index	Nuveen ESG USA High Dividend Yield Index
Nuveen ESG Large‑Cap ETF	TIAA ESG USA Large‑Cap Index	Nuveen ESG USA Large‑Cap Index
Nuveen ESG Large‑Cap Growth ETF	TIAA ESG USA Large‑Cap Growth Index	Nuveen ESG USA Large‑Cap Growth Index
Nuveen ESG Large‑Cap Value ETF	TIAA ESG USA Large‑Cap Value Index	Nuveen ESG USA Large‑Cap Value Index
Nuveen ESG Mid‑Cap Growth ETF	TIAA ESG USA Mid‑Cap Growth Index	Nuveen ESG USA Mid‑Cap Growth Index
Nuveen ESG Mid‑Cap Value ETF	TIAA ESG USA Mid‑Cap Value Index	Nuveen ESG USA Mid‑Cap Value Index
Nuveen ESG Small‑Cap ETF	TIAA ESG USA Small‑Cap Index	Nuveen ESG USA Small‑Cap Index
Accordingly, any reference to an Index’s former name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Index’s new name. The change to the name of each Index reflects an administrative change and will not result in any change to an Index’s methodology. Further, the change to the name of an Index will have no impact on a Fund’s investment objective, principal investment strategy, or fees and expenses.

Nuveen ESG Mid-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG MID‑CAP VALUE ETF
(each, a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED MAY 1, 2024
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES
DATED FEBRUARY 29, 2024
Effective immediately, the name of each Fund’s Index (each, an “Index”) will change as follows:

Fund Name	Index – Former Name	Index – New Name
Nuveen ESG Dividend ETF	TIAA ESG USA High Dividend Yield Index	Nuveen ESG USA High Dividend Yield Index
Nuveen ESG Large‑Cap ETF	TIAA ESG USA Large‑Cap Index	Nuveen ESG USA Large‑Cap Index
Nuveen ESG Large‑Cap Growth ETF	TIAA ESG USA Large‑Cap Growth Index	Nuveen ESG USA Large‑Cap Growth Index
Nuveen ESG Large‑Cap Value ETF	TIAA ESG USA Large‑Cap Value Index	Nuveen ESG USA Large‑Cap Value Index
Nuveen ESG Mid‑Cap Growth ETF	TIAA ESG USA Mid‑Cap Growth Index	Nuveen ESG USA Mid‑Cap Growth Index
Nuveen ESG Mid‑Cap Value ETF	TIAA ESG USA Mid‑Cap Value Index	Nuveen ESG USA Mid‑Cap Value Index
Nuveen ESG Small‑Cap ETF	TIAA ESG USA Small‑Cap Index	Nuveen ESG USA Small‑Cap Index
Accordingly, any reference to an Index’s former name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Index’s new name. The change to the name of each Index reflects an administrative change and will not result in any change to an Index’s methodology. Further, the change to the name of an Index will have no impact on a Fund’s investment objective, principal investment strategy, or fees and expenses.

Nuveen ESG Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG SMALL‑CAP ETF
(each, a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED MAY 1, 2024
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES
DATED FEBRUARY 29, 2024
Effective immediately, the name of each Fund’s Index (each, an “Index”) will change as follows:

Fund Name	Index – Former Name	Index – New Name
Nuveen ESG Dividend ETF	TIAA ESG USA High Dividend Yield Index	Nuveen ESG USA High Dividend Yield Index
Nuveen ESG Large‑Cap ETF	TIAA ESG USA Large‑Cap Index	Nuveen ESG USA Large‑Cap Index
Nuveen ESG Large‑Cap Growth ETF	TIAA ESG USA Large‑Cap Growth Index	Nuveen ESG USA Large‑Cap Growth Index
Nuveen ESG Large‑Cap Value ETF	TIAA ESG USA Large‑Cap Value Index	Nuveen ESG USA Large‑Cap Value Index
Nuveen ESG Mid‑Cap Growth ETF	TIAA ESG USA Mid‑Cap Growth Index	Nuveen ESG USA Mid‑Cap Growth Index
Nuveen ESG Mid‑Cap Value ETF	TIAA ESG USA Mid‑Cap Value Index	Nuveen ESG USA Mid‑Cap Value Index
Nuveen ESG Small‑Cap ETF	TIAA ESG USA Small‑Cap Index	Nuveen ESG USA Small‑Cap Index
Accordingly, any reference to an Index’s former name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Index’s new name. The change to the name of each Index reflects an administrative change and will not result in any change to an Index’s methodology. Further, the change to the name of an Index will have no impact on a Fund’s investment objective, principal investment strategy, or fees and expenses.

Nuveen ESG International Developed Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF
(each, a “Fund” and, together, the “Funds”)
SUPPLEMENT DATED MAY 1, 2024
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES
DATED FEBRUARY 29, 2024
Effective immediately, the name of each Fund’s Index (each, an “Index”) will change as follows:

Fund Name	Index – Former Name	Index – New Name
Nuveen ESG International Developed Markets Equity ETF	TIAA ESG International Developed Markets Equity Index	Nuveen ESG International Developed Markets Equity Index
Nuveen ESG Emerging Markets Equity ETF	TIAA ESG Emerging Markets Equity Index	Nuveen ESG Emerging Markets Equity Index
Accordingly, any reference to an Index’s former name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Index’s new name. The change to the name of each Index reflects an administrative change and will not result in any change to an Index’s methodology. Further, the change to the name of an Index will have no impact on a Fund’s investment objective, principal investment strategy, or fees and expenses.

Nuveen ESG Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG EMERGING MARKETS EQUITY ETF
(each, a “Fund” and, together, the “Funds”)
SUPPLEMENT DATED MAY 1, 2024
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES
DATED FEBRUARY 29, 2024
Effective immediately, the name of each Fund’s Index (each, an “Index”) will change as follows:

Fund Name	Index – Former Name	Index – New Name
Nuveen ESG International Developed Markets Equity ETF	TIAA ESG International Developed Markets Equity Index	Nuveen ESG International Developed Markets Equity Index
Nuveen ESG Emerging Markets Equity ETF	TIAA ESG Emerging Markets Equity Index	Nuveen ESG Emerging Markets Equity Index
Accordingly, any reference to an Index’s former name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Index’s new name. The change to the name of each Index reflects an administrative change and will not result in any change to an Index’s methodology. Further, the change to the name of an Index will have no impact on a Fund’s investment objective, principal investment strategy, or fees and expenses.